Stock Options (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Stock Compensation Expense:
SG&A	$ 181,201	$ 26,667	$ 580,676	$ 79,722	$ 118,969	$ 211,406
R&D	178,980	11,695	293,778	57,240	80,630	97,357
Total	$ 360,181	$ 38,362	$ 874,454	$ 136,962	$ 199,599	$ 308,763